Employee benefits, Plan Assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan assets [Abstract]
Balance at beginning of period	$ 74,682	$ 77,390
Plan contributions	6,800	6,228
Interests on plan assets	(55)	44
Balance at end of period	65,632	74,682
Plan Assets [Member]
Plan assets [Abstract]
Balance at beginning of period	622	490
Expected return on assets	(29)	175
Plan contributions	6,065	6,228
Benefits paid	(6,065)	(6,228)
Interests on plan assets	54	(43)
Balance at end of period	$ 647	$ 622